Finance Expense - Schedule of finance expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Interest costs [Abstract]
Interest on convertible loan	$ 2,947,014	$ 3,289,959
Interest on lease liabilities	663,768	407,349
Interest on loans payable	95,117	172,804
Total	$ 3,705,899	$ 3,870,112